Significant Accounting Policies - Intangible Assets Other Than Goodwill, Foreign Currency and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Foreign currency
Currency translation adjustments	$ (99,325)	$ (114,683)	$ (261,729)
Net foreign currency transaction loss	$ (8,300)	$ (9,100)	$ (67,000)
Segment reporting
Number of principal business lines | item	2
Number of operating segment | segment	1
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	3 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	10 years